UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-00515]

The Wall Street Fund, Inc.
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President
The Wall Street Fund, Inc.
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 497-0845
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

The Wall Street Fund, Inc.
Schedule of Investments
March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace - 0.4%
United Technologies Corp.	2,500	$233,575

Beverages - 2.5%
Beam, Inc.	25,000	1,588,500

Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	9,000	829,260
Celgene Corp. (a)	10,000	1,159,100
Gilead Sciences, Inc. (a)	25,000	1,223,250
		3,211,610
Building & Construction - 2.9%
D.R. Horton, Inc.	77,000	1,871,100

Chemicals - 2.4%
Celanese Corp.	35,000	1,541,750

Containers & Packaging - 1.8%
Rock-Tenn Co.	12,500	1,159,875

Diversified - 1.2%
3M Co.	7,000	744,170

Drugs - 1.9%
Actavis, Inc. (a)	11,000	1,013,210
Allergan, Inc.	2,000	223,260
		1,236,470
Electrical Equipment - 1.3%
Roper Industries, Inc.	6,500	827,515

Energy - 6.7%
Chevron Corp.	12,000	1,425,840
Marathon Oil Corp.	46,000	1,551,120
Whiting Petroleum Corp. (a)	7,500	381,300
Williams Companies, Inc.	26,000	973,960
		4,332,220
Energy Equipment & Services - 5.3%
Noble Corp. (b)	37,000	1,411,550
Oil States International, Inc. (a)	11,000	897,270
Schlumberger Ltd. (b)	14,500	1,085,905
		3,394,725
Financial Services - 8.2%
American Express Co.	26,000	1,753,960
Mastercard, Inc.	3,400	1,839,842
The Blackstone Group LP	85,000	1,681,300
		5,275,102
Food Services - 1.8%
Yum Brands, Inc.	16,000	1,151,040

Forest Products - 2.4%
Weyerhaeuser Co. - REIT	50,000	1,569,000

Health Care Services - 2.5%
UnitedHealth Group, Inc.	28,000	1,601,880

Insurance - 2.3%
ACE Ltd. (b)	17,000	1,512,490

Leisure - 0.3%
Las Vegas Sands Corp.	4,000	225,400

Machinery - 2.1%
Caterpillar, Inc.	5,000	434,850
Cummins, Inc.	8,000	926,480
		1,361,330
Media - 5.4%
DIRECTV (a)	33,000	1,868,130
Walt Disney Co.	28,000	1,590,400
		3,458,530
Office Equipment - 5.3%
Apple, Inc.	2,050	907,391
EMC Corp. (a)	28,000	668,920
Western Digital Corp.	37,000	1,860,360
		3,436,671
Retail - 2.5%
TJX Companies, Inc.	34,000	1,589,500

Semiconductors - 4.5%
Intel Corp.	35,000	764,750
KLA-Tencor Corp.	3,000	158,220
NXP Semiconductors NV (a)(b)	65,000	1,966,900
		2,889,870
Services - 9.8%
Accenture PLC - Class A (b)	22,000	1,671,340
Amazon.com, Inc. (a)	5,700	1,518,993
Demand Media, Inc. (a)	60,000	517,800
Google, Inc. - Class A (a)	2,500	1,985,075
Rackspace Hosting, Inc. (a)	12,000	605,760
		6,298,968
Software - 4.8%
Ansys, Inc. (a)	9,000	732,780
Microsoft Corp.	32,000	915,520
Oracle Corp.	45,000	1,455,300
		3,103,600
Specialty Retail - 8.9%
AutoZone, Inc. (a)	4,500	1,785,465
Home Depot, Inc.	25,000	1,744,500
Michael Kors Holdings Ltd. (a)(b)	25,000	1,419,750
VF Corp.	4,500	754,875
		5,704,590
Telecommunications - 2.9%
American Tower Corp. - REIT	11,000	846,120
QUALCOMM, Inc.	15,000	1,004,250
		1,850,370
Transportation - 4.2%
J.B. Hunt Transport Services, Inc.	13,500	1,005,480
Union Pacific Corp.	12,000	1,708,920
		2,714,400
TOTAL COMMON STOCKS (Cost $49,879,416)		$63,884,251

SHORT TERM INVESTMENT - 0.7%
Money Market Fund - 0.7%
First American Prime Obligations Fund, Class Z, 0.018% (c)	469,684	469,684
TOTAL SHORT TERM INVESTMENTS (Cost $469,684)		$469,684

Total Investments (Cost $50,349,100) - 100.0%		$64,353,935
Liabilities in Excess of Other Assets - 0.0%		(7,171)
TOTAL NET ASSETS - 100.0%		$64,346,764

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of March 31, 2013.

REIT - Real Estate Investment Trust

On March 31, 2013, the cost of investments for federal income tax purposes was approximately $50,349,100. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation	$14,212,989
Unrealized depreciation	(208,154)
Net unrealized appreciation	$14,004,835

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generally accepted accounting principles require disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund's investments are summarized in the following three broad categories:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of March 31, 2013, the Fund's investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value

Common Stocks	$63,884,251	$-	$-	$63,884,251
Short-Term Investments	469,684	-	-	469,684
Total Investments	$64,353,935	$-	$-	$64,353,935

Please see above for further industry breakout. The Fund did not hold any Level 3 assets during the period. Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2013, the Fund did not recognize any transfers between valuation levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Wall Street Fund, Inc.

By (Signature and Title)* /s/ Robert P. Morse
   Robert P. Morse President

Date        5/20/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
   Robert P. Morse, President

Date        5/20/2013

By (Signature and Title)* /s/ John J. Rendinaro
   John J. Rendinaro, Treasurer

Date        5/20/2013

* Print the name and title of each signing officer under his or her signature.